Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (1,224,731)	$ (910,557)
Adjustments to net loss to reconcile net loss to net cash used in operating activities:
Contributed payroll	280,238	121,324
Contributed rent	1,200	2,400
Contributed testing expense	225,000	234,973
Contributed officer salary	72,000	52,000
Amortization of deferred financing cost	7,150
Depreciation expense	6,358
Impairment expense	150,000
Changes in operating assets and liabilities:
Inventory	(1,842,596)	(328,466)
Deposits on inventory	786,817	(965,679)
Other assets		(7,150)
Accounts payable	256,557	96,499
Accounts payable - related party	302,889
Accrued liabilities	(346,892)	435,000
Deferred income	263,450	11,000
Net cash used in operating activities	(1,062,560)	(1,258,656)
Cash flows from investing activities:
Cash paid for acquisition of Sunrise Global, Inc.	(150,000)
Purchase of fixed assets	(93,874)
Net cash used in investing activities	(243,874)
Cash flows from financing activities:
Borrowings under lines of credit	1,165,000	21,024
Capital distribution	(15,093)
Borrowing on related party debt		680,800
Repayment of related party debt	(93,034)
Distributions to owner		(19,109)
Net cash provided by financing activities	1,056,873	682,715
Net change in cash	(249,561)	(575,941)
Cash at beginning of period	832,430	1,408,371
Cash at end of period	582,869	832,430
Supplemental cash flow information:
Cash paid for interest	38,673	24,037
Cash paid for income taxes
Non cash investing and financing activities:
Reverse merger adjustment	2,116
Distribution of bank line of credit proceeds to owner	$ 169,534	$ 250,000